Intangible assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,576
Balance at end of period	1,459
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,139
Balance at end of period	1,061
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	408
Balance at end of period	374
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	29
Balance at end of period	24
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,993
Effects of foreign exchange	(37)
Balance at end of period	1,956
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,415
Effects of foreign exchange	(26)
Balance at end of period	1,389
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	532
Effects of foreign exchange	(10)
Balance at end of period	522
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	46
Effects of foreign exchange	(1)
Balance at end of period	45
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(417)
Amortization	88
Effects of foreign exchange	8
Balance at end of period	(497)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(276)
Amortization	58
Effects of foreign exchange	6
Balance at end of period	(328)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(124)
Amortization	26
Effects of foreign exchange	2
Balance at end of period	(148)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(17)
Amortization	4
Effects of foreign exchange	0
Balance at end of period	$ (21)